Related-party transactions (Details) - EUR (€) € in Thousands	May 25, 2023	Dec. 31, 2023	Dec. 15, 2023
Related-party transactions
Percentage of severance payment capped on salary	200.00%
Payables for severance costs		€ 0
Pierre Broqua
Related-party transactions
Amount payable to related parties for transfer of patent intellectual property rights, conditional amount		50
Amount payable to related parties for transfer of patent intellectual property rights, unconditional amount		€ 50
Pierre Broqua | Maximum
Related-party transactions
Amount payable to related parties for transfer of patent intellectual property rights			€ 100